UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
and
THE INVESTMENT COMPANY ACT OF 1940                                             X


Matthew 25 Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
1375 Anthony Wayne Dr.  Wayne, PA  19087
(Address of Principal Executive Offices)

610-688-6839
(Registrants Telephone Number)

Bernard B. Klawans  1375 Anthony Wayne Dr  Wayne PA. 19087
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration.



Calculation of Registration Fee Under the Securities Act of 1933

 Title of Securities    Amount Being   Proposed Max   Proposed Max     Amount of
  being Registered       Registered      Offering      Aggregate       Registra-
                                          Price      Offering Price    tion  Fee
 Matthew 25 Fund, Inc.                         *
 Common Stock $.01        1,500,000       $5.00        $7,500,000      $2,343.75
   par value

* Estimated for the purpose of determining the amount of the registration fee. This is the actual Net Asset value per share as of the starting date.



The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A) may determine.

                           Cross Reference Sheet


          INFORMATION REQUIRED                 CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                            Cover Page
Item 2. Synopsis                              Fund Expenses
Item 3. Condensed Financial Information       Condensed Financial Information
Item 4. General Description of Registrant     The Fund
Item 5. Management of the Fund                Management of the Fund
Item 6. Capital Stock and other Securities    Capitalization
Item 7. Purchase of Securities being Offered  Purchase of Shares - Reinvestments
Item 8. Redemption or Repurchase              Redemption of Shares
Item 9. Legal Proceedings                     Litigation



Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objectives and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Not Applicable
         of Securities
Item 16. Investment Advisory and Other Ser-   Investment Adviser
         vices
Item 17. Brokerage Allocation                 Brokerage
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Redemption of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Pricing of Shares
         Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Yield Quotations of   Not Applicable
         Money Market Funds
Item 23. Financial Statements                 Financial Statements



Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     Financial Statements & Exhibits
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications                    Indemnification
Item 28. Business & Other Connections of     Activities of Investment Advisor
         Advisor
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounts & Records      Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable

                              MATTHEW 25 FUND, INC.
                                WAYNE,  PA. 19481
                                   610-688-6939



PROSPECTUS                                                       XXXXXX XX, 1996


The Fund & Investment Objective
Matthew 25 Fund, Inc. ("the Fund") is an open-end non-diversified management in-vestment company that seeks capital appreciation through investment in the com-mon stock and / or securities convertible into the common stock of businesses which the Advisor deems desirable to own. The criteria used by the Advisor will be based on the Business Economics, Management Quality, Financial Condition and Stock Price of each business. However, the Fund may invest in debt securities (bonds) when the Advisor believes these securities offer greater total return potential than common stocks. Bond investments when made will usually be in debt securities with an Investment Grade rating by Standard & Poor's (BBB to AAA). Although the Advisor may recommend purchase of lower or non-rated bonds when he deems that the appreciation potential warrants such investments to be made. Cur-rent income from investments will be a subordinate consideration, where as long-term appreciation will be the Fund's primary objective.



Fund Share Purchase
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $1,000 as the minimum initial purchase and $100 for subsequent purchases.


Additional Information
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated XXXXX XX, 1996 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.





             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

FUND EXPENSES
The following illustrates all expenses and fees that a shareholder of the Val-ley Forge Fund will incur. The expenses and fees set forth below are for the 1995 fiscal year.

                       Shareholder Transaction Expenses:
             Sales Load Imposed on Purchases                   None
             Sales Load Imposed on Reinvested Dividends        None
             Redemption Fees                                   None
             Exchange Fees                                     None
             IRA Trustee Fees                                  None

                       Annual Fund Operating Expenses:
             Management and Advisory Expenses                  1.0%
             12b-1 Fees                                        None
             Other Expenses                                    0.4%
                                 Total Operating Expenses      1.4%


The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and in-directly. It illustrates the expenses paid on a $1,000 investment over vari-ous time periods assuming a) 5% annual rate of return and b) redemption at the end of each time period. This example should not be considered a representa-tion of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                1 Year       3 Years      5 Years        10 Years
                  $14           $44          $77            $176


CONDENSED FINANCIAL INFORMATION
Selected per share and ratios to average net assets data will be presented upon the completion of first operating year.

                                                   Years Ended December 31,
Income & Expenses:                                           1996
  Investment Income
  Expenses

    Net investment income
    Net investment income pay-out
      Change in undistributed income

Capital Changes:
  Realized and unrealized capital gain
    Realized capital gains pay-out
      Change in undistributed capital gain

Net Assets:
  Increase or (decrease)
  Beginning of period
    End of  period

Ratios to Average Net Assets:
  Expenses
  Net investment income

Portfolio Turnover
# of Shares - End of Period

THE FUND
The Fund was incorporated in Pennsylvania August 28, 1995 and is applying to be registered under the Investment Company Act of 1940 (the "1940 Act").


OBJECTIVES AND POLICES
Objective: The Fund's objective is capital appreciation through investment in the common stock and / or securities convertible into the common stock of busi-nesses which the Advisor deems desirable to own. The criteria used by the Advis-or will be based on the Business Economics, Management Quality, Financial Condi-tion and Stock Price of each business. However, the Fund may invest in debt se-curities (bonds) when the Advisor believes these securities offer greater total return potential than common stocks. Bond investments when made will usually be in debt securities with an Investment Grade rating by Standard & Poor's (BBB to AAA). Although the Advisor may recommend purchase of lower or non-rated bonds when he deems that the appreciation potential warrants such investments to be made. Current income from investments will be a subordinate consideration, where as long-term appreciation will be the Fund's primary objective.


Security Selection Criteria: To the extent feasible, the Fund will endeavor to emphasize fundamental corporate considerations related to the prospects of the issuer and its industry, as well as technical market considerations.


Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of secu-rities within the period by the average monthly portfolio value of the Fund dur-ing such period. There may be times when management deems it advisable to sub-stantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-cial circumstances and not from the Fund's normal operations.


Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).

TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amend-ed, the Fund, by paying out substantially all of its investment income and rea-lized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities trans-actions, no more than 30% of the Fund's profits may be derived from sales of se-curities held less than three months, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long term capital gains realized by the Fund in 1995 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one indus-try.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Advisor owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.

INVESTMENT ADVISOR
The Valley Forge Management Corp. is a Pennsylvania corporation that acts as an Investment Advisor to the Fund. Mr. Bernard Klawans is the sole owner, director & officer of the Investment Advisor and president of the Fund. On October 17, 1995 shareholders of the Fund approved a management and Advisory contract with the Valley Forge Management Corp., which was unanimously approved by the Board of Directors October 17, 1995. This Agreement will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must al-so be approved by a majority of the directors of the Fund who are neither par-ties to the agreement nor interested persons as defined in the Investment Com-pany Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, the Valley Forge Management Corp. will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to Valley Forge Management Corp. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the in-vestment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Valley Forge Management Corp. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Advisor would forgo sufficient fees to hold the total expenses of the Fund to less than 2.0% of the first 10 million in averaged assets and 1.5% of the next 20 million. These ratios were selected by the Board of Directors because they are believed to meet the most restrictive state requirements.

Pursuant to its contract with the Fund, the Investment Advisor is required to render research, statistical, and Advisory services to the Fund; to make speci-fic recommendations based on the Fund's investment requirements; and to pay the salaries of those of the Funds employees who may be officers or directors or em-ployees of the Investment Advisor. Fees, if any, of the custodian, registrar transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Advisor; legal and accounting fees; interest, taxes and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Advisor has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years are:

Name and Address             Position            Principal Occupation Past 5 Yrs

Bernard B. Klawans       President                 President
1375 Anthony Wayne Dr.   Interested Director       Valley Forge Fund, Inc.
Wayne, PA.                                         Valley Forge, PA.

Dr. Gerd H. Dahl         Secretary                 Director Ag. Chem Research
679 Jefferson Rd.        Interested Director       Elf Atochem
Bryn Mawr, PA.                                     Philadelphia, PA.

Victor J. Belanger       Non-Interested            VP & Chief Ops Officer
P.O. Box #96,            Director                  Linearizer Technologies Inc.
Princeton Jct., NJ.                                Robbinsville, NJ.

Dr. James P. King        Non-Interested            President
904 Breezwood Lane       Director                  Desilube Technology Inc.
Lansdale, PA.                                      Lansdale, PA.

Dr. Lawrence C. Miller   Non-Interested            Dr. of Dental Medicine
13 Manor Road            Director                  Paoli, PA.
Paoli, PA.

Dr. Thomas A. Fosnocht   Non-Interested            Dr. of Dental Surgery
737 Hillview Rd.         Director                  Paoli, PA.
Malvern, PA.

William A. Texter        Non-Interested            Manager Corp. Nuclear Quality
9 Charter Oak Dr.        Director                  PECO Energy Co.
Newtown Sq., PA.                                   Philadelphia, PA.

Nancy W. Klawans         Treasurer                 Treasurer
1375 Anthony Wayne Dr.   Wife of President         Valley Forge Fund, Inc.
Wayne, PA.                                         Valley Forge, PA.

A total of $594 has been paid in 1995 to officers and directors of the Fund to compensate for travel expenses associated with their Fund duties. The Fund does not compensate its officers and directors that are affiliated with the Invest-ment Advisor except as they may benefit through payment of the Advisory fee (see pg. 5).


CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 1,500,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.

PURCHASE OF SHARES -REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole descretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable five business days after the purchase date. The minimum is $100, but less may be accepted under especial circumstances.

Re-Investments: The Fund will automatically retain and reinvest dividends and capital gains distributions in whole shares and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. Any surplus over whole shares will held in a cash acount. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Whole Shares: Only whole shares may be purchased from the Fund. No fractional shares will be issued. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.

RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual Retirement Accounts
(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduc-tion is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-ductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $2,250 if you have a spouse who earns no compensation during the taxable year. A separate and inde-pendent Spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Matthew 25 Fund IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.

PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of busi-ness of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's

Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christ-mas & New Year's Day. The price is determined by dividing the value of its se-curities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next de-termined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-end or holiday closings, or when trading on the New York Stock Exchange is re-stricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, mak-ing disposal of fund securities or valuation of net assets not reasonably prac-ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. If the Fund's President is also a registered representative of a New York Stock Exchange Member Firm he may place orders through his concern as long as the commission rates are as low as any other national brokerage firm. He may select other brokers who, in addition to meeting the primary requirements of ex-ecution and price, may furnish statistical or other factual information and ser-vices, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of as-sistance to the Fund or its Advisor. No effort will be made to determine the value of these services or the amount they may reduce expenses of the Advisor or the Fund. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid on a monthly basis initially and after the first year of operation at least semiannually.


MANAGEMENT OF THE FUND
Shareholders meet annually to elect all members of the Board of Directors, se-lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the

Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund and selects an In-vestment Advisor to provide investment advice. (See Investment Advisor, pg. 5). It meets six times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.


CUSTODIAN & TRANSFER AGENT
The Fund acts as its own custodian and transfer agent.


REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unau-dited financial statements.


AUDITORS
Landsburg, Platt, Reschiatore & Dalton, Certified Public Accountants, Philadel-phia, PA. have been selected as the independent accountant and auditor of the Fund. Landsburg, Platt, Reschiatore & Dalton has no direct or indirect financial interest in the Fund or the Advisor.


LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration state-ment on file with the Securities & Exchange Commission. The registration state-ment may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon pay-ment of the fee prescribed by the Commission. Shareholders may also direct in-quiries to the Fund by phone or at the address given on pg 1 of this Prospectus.

                          SHARE PURCHASE APPLICATION

A)  Please fill out one of the following four types of accounts:

1) Individual Accounts  ****

   ______________________  __  ____________________      ______________________
           First Name      MI       Last Name            Social Security Number

2) Joint Accounts     ****

   ______________________  __  ____________________      ______________________
          First Name       MI        Last Name           Social Security Number

   ______________________  __  _____________________    _______________________
          First Name       MI        Last Name           Social Security Number

3) Custodial Accounts ****

   ______________________  __  ____________________
   Custodian's First Name  MI   Custodian's Last Name

   ______________________  __  ____________________      ______________________
     Minor's First Name    MI    Minor's Last Name                Minor's
                                                         Social Security Number
4) All Other Accounts  ****

       ___________________________________________   __________________________
                      Name of account.                Tax Identification Number

       ___________________________________________
          (Use this second line if you need it)


B) Biographical and other information about the new account:

Full Address:
             Number & Street ___________________________________________________

             City__________________________  St____  Zip________________________


Citizen of____________________  Home Phone_____________  Bus Phone______________


Dividend Direction:   Reinvest all distributions_________  Pay in Cash__________


Signature of Owner, Trustee or Custodian:    ___________________________________

Signature of Joint Owner (if joint account): ___________________________________


           Please make check payable to:     MATTHEW 25 FUND, INC.

Amount of Investment Attached  $______________ (Minimum initial purchase $1,000)



   All applications are accepted in Pennsylvania and under Pennsylvania laws.

FORM W-9
(March 1994)
Department of Treasury
Internal Revenue Service


                          PAYER'S REQUEST FOR TAXPAYER
                             IDENTIFICATION NUMBER


Name as shown on account (if joint account, give name corresponding to TIN)

_________________________________________________


Street Address

_________________________________________________


City, State & Zip Code

_________________________________________________







Part 1.-  Taxpayer Identification Number            Part 2. - Backup Withholding

Social Security Number ______________________       Check if you are NOT subject
                                                    to  backup withholding under
or                                                  the  provisions  of  section
                                                    3406(a) (1) (C) of  the  In-
Employer ID Number     ______________________       ternal Revenue Code ________







Certification - Under the penality  of perjury, I certify  that the  information provided on this form is true, correct and complete.

Signature ___________________________________       Date _______________________

       INVESTMENT ADVISER                                PROSPECTUS
  VALLEY FORGE MANAGEMENT CORP.                    Matthew 25  FUND, INC.
    1375 Anthony Wayne Drive                             PO Box 262
        Wayne, Pa. 19087                              Wayne, Pa. 19481

                                                        610-688-6839


                                                      XXXXXXX  XX, 1996
      TABLE OF CONTENTS

Fund Expenses .................... 2
Condensed Financial Information .. 2
The Fund ......................... 3
Objective & Policies
  Objective ...................... 3
  Investment Policies ............ 3
  Portfolio Turnover Policy ...... 3
  Nondiversification Policy ...... 3
Tax Status ....................... 3
Investment Restrictions .......... 4
Investment Advisor ............... 5
Officers & Directors of the FUND . 6
Capitalization
  Description of Common Stock .... 6
  Voting Rights .................. 6
Purchase of Shares - Reinvestment
  Initial Investments ............ 7
  Subsequent Purchases ........... 7
  Reinvestments .................. 7
  Whole Shares ................... 7
Retirement Plans
  IRA ............................ 7
Pricing of Shares ................ 7
Redemption of Shares ............. 8
Brokerage ........................ 8
Management of the Fund ........... 9
Custodian & Transfer Agent ....... 9
Reports to Shareholders .......... 9
Auditors ......................... 9
Litigation ....................... 9
Additional Information ........... 9
Share Purchase Application ...... 10

                               MATTHEW 25 FUND INC.
                             1375 Anthony Wayne Drive
                                 Wayne, PA   19087
                                   610-688-6839




                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                           ____________________, 1996


This Statement is not a prospectus, but should be read in conjunction with  the
Fund's  current  prospectus  dated           , 1996.   To obtain the Prospectus,
please write the Fund or call either of the telephone numbers that are shown above.


TABLE OF CONTENTS
The Fund ..........................2
Objectives & Policies .............2
     Objectives ...................2
     Security Selection Criteria ..2
     Portfolio Turnover Policy ....2
     Nondiversification Policy ....3
Tax Status ........................3
Investment Restrictions ...........3
Investment Advisor ................4
Officers and Directors of the Fund.4
Purchase of Shares - Reinvestment .6
        Initial Investments .......6
        Subsequent Purchases ......6
        Reinvestments .............6
        Whole Shares ..............6
Retirement Plans ..................6
        IRA .......................6
Redemption of Shares ..............7
Brokerage .........................7
Auditor's Report ..................8
Statement of Assets & Liabilities .9
Notes to Financial Statements ....10

THE FUND
The Fund was incorporated in Pennsylvania August 28, 1995 and is applying to be registered under the Investment Company Act of 1940 (the "1940 Act").


OBJECTIVES AND POLICES
Objective: The Fund's investment objective is capital appreciation through in-vestment in the common stock and/or securities convertible into the common stock of businesses which the Advisor deems desirable to own. The criteria used by the Advisor will be based on the Business Economics, Management Quality, Financial Condition and Stock Price of each business. However, the Fund may invest in debt securities (bonds) when the Advisor believes these securities offer greater total return potential than common stocks. Bond investments when made will usu-ally be in debt securities with an Investment Grade rating by Standard & Poor's ( BBB to AAA ). Although the Advisor may recommend purchase of lower or non - rated bonds when he deems that the appreciation potential warrants such invest-ments to be made. Current income from investments will be a subordinate consid-eration, whereas long-term appreciation will be the Fund's primary objective.

Security Selection Criteria:   To the extent feasible, the Fund will endeavor to
emphasize fundamental corporate considerations related to the prospects of the issuer and its industry, as well as technical market considerations.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Funds total purchases or sales of securi-ties within the period of the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substan-tially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-cial circumstances and not from the Fund's normal operations.

Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single, economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rath-er than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Inter-nal Revenue Code (see next paragraph).

TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in secur-ity holdings that exceed 5% of the total assets of the Fund at time of purchase.

Distribution of any net long term capital gains realized by the fund will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more fre-quently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to feder-al income taxes.

The Fund is required by Federal Law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemption's) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that your are not subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
The by-laws of the Fund provide the following fundamental investment restric-tions; the Fund may not, except by approval of a majority of outstanding shares; i.e. (A) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (B) of more than 50% of the outstanding voting se-curities, whichever is less:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio securi-ties.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation, or purchase of assets approved by the Fund's sharehold-ers or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions.
(e) Invest more than 25% of its assets at the time of purchase in any one indus-try.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and debt securities as a single class, or acquire more than 10% of the voting secur-ities of another issuer.
(I) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those of-ficers and directors of the Fund or Investment Advisor owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets
(l) Invest in securities which may be subject to registration under the Securit-ies Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years con-tinuous operation, including the operations of any predecessor.

INVESTMENT ADVISOR
The Valley Forge Management Corp. is a Pennsylvania Corp. that acts as an In-vestment Advisor to the Fund. Mr. Bernard Klawans is the sole owner, director and officer of the Investment Advisor and is also President of the Fund.

On October 17, 1995 the shareholders of the Fund approved a management and advi-sory contract with the Valley Forge Management Corp. This agreement will conti-nue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the hold-ers of a majority of the outstanding voting securities of the Fund, but in ei-ther event, it must also be approved by a majority of the Directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of vot-ing on such approval.

Under the agreement, the Valley Forge Management Corp. will furnish investment advice to the Fund's Directors on the basis of a continuous review of the port-folio & recommend to the Fund when and to what extent securities should be pur-chased or disposed. The Agreement may be terminated at any time without payment of penalty, by the Board of Directors or by vote of a majority of the outstand-ing voting securities of the Fund on not more than 60 day's written notice to the Valley Forge Management Corp. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy & as to individual purchases & sales of securities will be made by the Fund's of-ficers & directors. For these services the Fund has agreed to pay Valley Forge Management Corp a fee of 1% per year of the Fund's net assets. All fees are computed on the average daily closing net asset value of the Fund & are payable monthly. The fee is higher than fees paid by most other funds. Notwithstanding the Investment Advisor would forego sufficient fees to hold the total expenses of the Fund to less than 2.0% of the 1st $10 million in averaged assets and 1.5% of the next $20 million. The Board of Directors established these ratios be-cause they are believed to meet the most restrictive state requirements.

Pursuant to its contract with the Fund, the Investment Advisor is required to render research, statistical, & advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay the sal-aries of the Fund's employees who are affiliated with the Investment Advisor. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Advisor, if any; legal and accounting fees; interest, taxes and brokerage commissions, record keeping and the expenses of operating its of-fices. The Investment Advisor will pay the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of pur-chase reneges.


OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal oc-cupations during the past five years are:

                                                        Principal Occupation
Name and Address                Position                  Past  Five Years

Bernard B. Klawans              President                 President
1375 Anthony Wayne Dr.          Interested Director       Valley Forge
Wayne, PA                                                 Fund Inc.

Dr. Gerd H. Dahl                Secretary                 Director Ag.
679 Jefferson Rd.               Interested Director       Chem. Research
Bryn Mawr, PA                                             Elf Atochem

Victor J. Belanger              Non-Interested            VP
Box #96                         Director                  Linearizer
Princeton Jct. NJ                                         Technologies

Dr. Thomas A. Fosnocht          Non-Interested            Dr.of Dental
737 Hillview Rd.                Director                  Surgery
Malvern, PA                                               Paoli, PA

Dr. James P. King               Non-Interested            President
904 Breezewood Ln.              Director                  Desilube
Lansdale, PA                                              Technology Inc.

Dr. Lawrence C. Miller          Non-Interested            Dr. of Dental
13 Manor Rd.                    Director                  Medicine
Paoli, PA                                                 Paoli, PA

William A. Texter               Non-Interested            Manager, Corp.
9 Charter Oak Dr.               Director                  Nuclear Quality
Newtown Square, PA                                        PECO Energy

Nancy W. Klawans                Treasurer                 Treasurer
1375 Anthony Wayne Dr.          Wife of President         Valley Forge
Wayne, PA                                                 Fund Inc.


A total of $495 has been paid in 1995 to officers and Directors of the Fund to compensate for travel and expenses associated with their Fund duties. The Fund does not compensate its officers and directors that are affiliated with the In-vestment Advisor except as they may benefit through payment of the Advisory fee.



CAPITALIZATION
Description of Common Stock: The authorization capitalization of the Fund con-sists of 1,500,000 shares of common stock of $.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares can elect all the directors of the Fund if they so choose, and the hold-ers of the remaining shares will not be able to elect any person as a director.



PURCHASE OF SHARES - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchases of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under special circumstances.

Subsequent Purchases:   Subsequent purchases may be made by mail or by phone and
are due & payable three business days after the purchase date. The minimum here is $100, but less may be accepted under special circumstances.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gains distributions in whole shares and use same for the purchase ofad-ditional shares for the shareholder at net asset value as of the close of busi-ness on the distribution date. Any surplus over whole shares will be paid in cash. A Shareholder may at any time by letter or forms supplied by the Fund di-rect the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.

Whole Shares: Whole shares may be purchased from the fund. No fractional shares will be issued. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Accounts: Persons who earn compensation and are not act-ive participants nor have a spouse who is an active participant in an employee maintained retirement plan may establish Individual Retirement Accounts (IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000.00 or 100% of compensation, are tax deductible from gross income. This IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-ductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $2,250.00 if you have a spouse who earns no compensation during the taxable year. A separate and in-dependent Spousal IRA must be maintained.

You may begin to make withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, or withdrawals may be made before age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Matthew 25 Fund IRA. This pol-icy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment, without penalty.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption when certificates have not been issued. When cer-tificates have been issued then certificates need to accompany a request for re-demption. In either case, proper endorsements guaranteed either by a national bank or member firm of the New York Stock Exchange will be required unless waived by management.

The redemption price is the net asset value per share next determined after not-ice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption & the difference should be treated by the shareholder as a capital gain or loss for income tax purposes.

Payment by the Fund will ordinarily be made within seven days after tender.  The

Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as deter-mined by the by the Securities and Exchange Commission or when the Securities And Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not practicable. The Fund intends to make payments in cash, to the extent possible, however the Fund reserves the right to make payments in kind.


BROKERAGE
The Fund will require its broker to effect transactions in securities in such a manner to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of securities through the Fund's President who is answerable to the Fund's Board of Directors. If the Fund's President is also a registered representative of a New York Stock Ex-change Member Firm he may place orders through his concern so long as the com-mission rates are as low as any other national brokerage firm. The Fund's Pres-ident may also select other brokers who have furnished factual information and or services, which in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, corporate reports, statistical analyses or other forms of as-sistance to the Fund or its Advisor. No effort will be made to determine the value of these materials or services or the amount they might have reduced ex-penses of the Advisor or Fund. The Board of Directors will evaluate and review the reasonableness of brokerage commission paid on a monthly basis initially and after the first year of operation at least semiannually.

                     LANDSBURG PLATT RASCHIATORE & DALTON
                          Certified Public Accountants
                        117 South 17th Street 13th Floor
                             Philadelphia, PA 19103
                                  215-561-6633
                                Fax 215-561-2070



                          Independent Auditor's Report


To the Shareholers and Board of Directors of Matthew 25 Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Matthew 25 Fund, Inc. as of October 16, 1995. This statement of assets and liabilities
is the responsibility of the Fund's management.   Our  responsibility is to ex-
press an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statemant of assets and liabilities is free of ma-terial misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the statement of assets and liabilit-ies. An audit also includes assessing the accounting principles used and sig-nificant estimates made by management, as well as evaluating the overall finan-cial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above pre-sents fairly, in all material respects, the financial position of Matthew 25 Fund, Inc. as of October 16, 1995 in conformity with generally accepted accoun-ting principles.


Landsburg Platt Reschiatore  Dalton
Philadelphia, Pennsylvania
November 13, 1995

                             MATTHEW 25 FUND, INC.
                      Statement of Assets and Liabilities
                               October 16, 1995








Assets
   Cash                                                               $100,000


Liabilities                                                              -
                                                                    -----------
   Net assets                                                         $100,000
                                                                    -----------


Number of shares issued and outstanding
($.01 par value per share, 1,500,000 shares authorized)                 20,000
                                                                    ===========


Net asset value per share ($100,000 divided by 20,000 shares         $    5.00
                                                                    ===========






























See notes to the statement of assets of assets and liabilities  and  independent auditor's report.

                             MATTHEW 25 FUND, INC.

                Notes to the Statement of Assets and Liabilities

                                October 16, 1995





NOTE 1  Organization

        Matthew 25 Fund, Inc. (the "Fund") was organized as a corporation in Pennsylvania on August 28, 1995. The Fund had no operations since that date other than matters relating to its organization and registration as an open-end non-diversified managemant investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933, the sale and issuance of 20,000 shares of common stock ("initial shares") to its initial, joint tenant investors on October 16, 1995 and the acquisition of certain securities after October 16, 1995.


NOTE 2  Organizational costs

        Organizational costs will be borne by the Fund's Investment Advisor.


NOTE 3  Registration fees

        Registration fees will be borne by the Fund's investment advisor.

                        FORM N-1A
                PART C - OTHER INFORMATION


       Contents                                Page #

1.  Financial Statements & Exhibits               1

2.  Control Persons                               1

3.  Number of Shareholders                        1

4.  Indemnification                               1

5.  Activities of Investment Advisor              2

6.  Principal Underwriters                        2

7.  Location of Accounts & Records                2

8.  Management Services                           2

9.  Distribution Expenses                         2

10. Undertakings                                  2

11. Auditor's Consent                             3

12. Signatures                                    4

Exhibits                                          5

1. a. Financial Statements - Condensed financial information on a per share basis is presented in Part A for 1995. All other financial statements are presented in Part B. These include:

        Statement of Assets & Liabilities               October 16, 1995
        Notes to Statement of Assets and Liabilities    October 16, 1995


   b. Exhibits

      (3.i)    Articles of Incorporation
      (3.ii)   By-Laws
      (10.1)   Investment Advisory Contract
      (10.2)   Reimbursement Agreements with Officers and/or Directors
      (99.1)   Opinion of Counsel Concerning Fund Securities

      All exhibits believed to be applicable to the Fund have been included.

2.    Control Persons - not applicable

3. Number of Shareholders - There are 2 shareholders of the MATTHEW 25 FUND, Inc. as of filing.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such in-demnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-
      ing) is asserted by such director, officer or controlling person in con-nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whe-ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Advisor - the Valley Forge Management Corpora-tion's activity at the present time is performance on its Investment Ad-visory Contract currently effective with the Valley Forge Fund, Inc. and the MATTHEW 25 FUND, Inc. Mr. Bernard Klawans, sole proprietor of the Inv-estment Advisor, is also President of the Bookkeeper Corporation, Wayne, PA, that sells turnkey hardware/software computer systems.

6.    Principal Underwriter - the Fund acts as its own underwriter.

7. Location of Accounts & Records - all fund records are held in corporate headquarters - 1375 Anthony Wayne Drive, Wayne, Pa. 19087 - with the ex-ception of security certifications which are in a safe deposit box at the Royal Bank of Pennsylvania, DeKalb Pike, King of Prussia, PA.

8.    Not applicable

9.    Distribution Expenses - the fund currently bears no distribution expenses.

10.   Not applicable

                                            Landsburg Platt Raschiatore & Dalton
                                            Certified Public Accountants
                                            117 S. 17th St. 13th Fl.
                                            Philadelphia, PA. 19103
                                            215-561-6633




               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We consent to the inclusion by reference to the initial Registration State-ment on Form N-1A of Matthew 25 Fund, Inc. of our report dated November 13, 1995 on our examination of the Statement of Assets and Liabilities on such Company. We also consent to the reference to our firm in such initial Registration State-ment.




      Landsburg Platt Raschiatore & Dalton (Signature)
      December 5, 1995

     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act o f 1940, the MATTHEW 25 FUND, Inc. certifies that it meets all of the requirements for effectiveness of this Registration State-ment and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne and State of Pennsylvania, on the 27th day of December 1995.


                                                  MATTHEW 25 FUND, INC.


                                                  Bernard B. Klawans,
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


Bernard B. Klawans         President, CEO and Director              12-27-95

Gerd H. Dahl               Secretary and Director                   12-27-95

Nancy W. Klawans           Treasurer                                12-27-95

Victor J. Belanger         Director                                 12-27-95

Dr. Thomas A. Fosnocht     Director                                 12-27-95

Dr. James P. King          Director                                 12-27-95

Dr. Lawrence C. Miller     Director                                 12-27-95

William A. Texter          Director                                 12-27-95














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